SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Opening balance	$ 93,317	$ 97,916
Issuance of loans payable		60,000
Fair value adjustment		(24,576)
Repayment of loans payable	(3,374)	(44,428)
Accretion expense	2,573	4,405
Ending balance	$ 92,516	$ 93,317